ISSUANCE OF NEGOTIABLE OBLIGATIONS - Grupo Spervielle S.A's Negotiable Obligations Issuance Global Program (Details) - ARS ($) $ in Millions	Apr. 19, 2016	Sep. 22, 2010
Simple Negotiable Obligations Issuance Global Program
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Maximum amount can be issued		$ 1,000
New Negotiable Obligations Issuance Global Program
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Maximum amount can be issued	$ 1,000,000